Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets
Schedule of Prepayments and other current assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Other receivables	20,507	28,941	4,196
Employee advances	1,682	2,094	304
Prepaid rents	10,177	7,925	1,149
Others	9,862	15,961	2,314
Total prepayments and other current assets	42,228	54,921	7,963